Deferred revenue (Details) $ in Thousands		12 Months Ended
	Dec. 21, 2016 USD ($)	Dec. 31, 2017 USD ($) oz	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 20, 2016 USD ($) oz
Movement in deferred income
Balance at the beginning of the period		$ 250,000
Revenue recognition for ore delivery		(36,299)
Deferred revenue, accretion		8,184
Balance at the end of the period		221,885
Current			$ 31,296	$ 37,980
Non-current			190,589	212,020
Deferred income		$ 250,000	$ 221,885	$ 250,000
NEXA UK | Triple Flag
Deferred Revenue
Sale of silver certificates (as a percent)					65.00%
Sale of silver certificates, threshold limit | oz					19,500
Sale of silver content, once the threshold limit is reached (as a percent)					25.00%
Advance payment receivable as consideration for silver certificates					$ 250,000
Additional payment on the date of delivery (as a percent)					10.00%
Prepayments received	$ 250,000
Silver certificates delivered (in ounces) | oz		2,372,983
Revenue from sale of silver certificates		$ 36,299